The Disciplined Growth Investors Equity Fund

Summary Prospectus

August 28, 2026

Trading Symbol: DGIQX

www.dgifund.com

Before you invest, you may want to review The Disciplined Growth Investors Equity Fund (the “Fund”) statutory prospectus and statement of additional information, which contain more information about the Fund and its risks. The current statutory prospectus and statement of additional information dated August 28, 2026, are incorporated by reference into this Summary Prospectus. You can find the Fund’s statutory prospectus, statement of additional information, reports to shareholders, and other information about the Fund online at www.dgifund.com. You can also get this information at no cost by calling 855-DGI-FUND (855-344-3863) or writing to Paralel Distributors LLC, 1700 Broadway Suite 2100, Denver, Colorado 80290.

FUND Summary—The Disciplined Growth Investors Equity Fund

Investment Objective

The Disciplined Growth Investors Equity Fund (the “Fund”) seeks long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.85%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,048

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the period of January 26, 2026 (commencement of operations) through April 30, 2026, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by investing, under normal conditions, at least 80% of its assets in equity securities. The Adviser generally seeks to invest in mid-sized companies, which the Adviser regards as those with market capitalizations at the time of purchase greater than $1 billion and less than $20 billion. The Adviser employs a “bottom-up” approach to building a portfolio. The Adviser’s goal is to find stocks that it believes meet its criteria of sustainable competitive advantage relative to industry peers, long-term superior return on capital coupled with the financial ability to meet reasonable growth objectives.

The Adviser typically seeks to hold approximately 30-50 U.S. listed companies. While the Adviser diversifies the Fund’s investments across sectors and industries, the Fund may hold a significant portion of its investments in the information technology sector. The Adviser will sell a stock through a process of allocating capital to the highest expected returns or if individual security risks become unacceptably high.

If the Adviser cannot find qualifying investments, the Fund may hold cash and short-term securities. The Adviser seeks to invest primarily in U.S. companies but may invest in foreign companies from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

●	Managed Portfolio Risk. When choosing an actively managed mutual fund, it is generally important for investors to evaluate the investment adviser managing a fund and the fees and expenses of a fund. With respect to the Fund, performance of individual securities held by the Fund can vary widely. The investment decisions of the Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. The Adviser may not buy chosen securities at the lowest possible price or sell securities at the highest possible prices. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

●	Equity Securities Risk. Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, war, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

●	Mid-Capitalization Risk. The Fund may invest significantly in mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

●	Growth Stock Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be adversely affected if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

●	Industry Risk. The Fund may be focused in one industry or group of industries. As a result, the Fund’s returns may be considerably more volatile than returns of a fund that does not focus in one industry or group of industries.

●	Non-Diversification Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

●	Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuation, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

●	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Funds that may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

●	Technology Sector Risk. To the extent the Fund invests in technology companies, the Fund is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation, or any other government agency.

Performance

Prior Performance of Predecessor Limited Partnership

As a newly registered mutual fund, the Fund does not have prior performance as a mutual fund.  The prior performance shown below is for the Fund’s predecessor limited partnership, Navigator Investors, L.P. (the “Predecessor Fund”). The prior performance is net of management fees and other expenses.  The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on or about January 26, 2026. The Predecessor Fund has been managed in the same style since the Adviser’s inception on March 31, 1997. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the Predecessor Fund.

The following information shows the Predecessor Fund’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited partnership.  The Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act and of the Internal Revenue Code that are applicable to the Fund, which if they had been applicable to the Predecessor Fund, might have adversely affected its performance.

The following information provides some indication of the risks of investing in the Fund by showing how the Predecessor Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and supplemental index. The indices are not actively managed and are not available for direct investment. The bar chart and performance table assume reinvestment of dividends and distributions. The Predecessor Fund’s past performance does not necessarily indicate how the Fund will perform in the future. After-tax returns are not provided because the DGIQX Predecessor Fund’s tax treatment was different than that of a registered investment company. Updated performance information is available on the Fund’s website at www.dgifund.com.

Annual Total Returns (For the Calendar Year Ended 12/31)*

50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
17.29%
20.10%
-3.79%
29.72%
25.59%
15.42%
-21.87%
44.76%
28.96%
1.97%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

 *The Fund’s year-to-date return as of June 30, 2026 was 22.66%.

	Return	Quarter/Year
Highest Return	32.16%	Q1/2024
Lowest Return	-26.44%	Q1/2020

Average Annual Total Returns (for the Periods Ended December 31, 2025)
	One Year	Five Year	Ten Year
Return Before Taxes	1.97%	11.41%	14.25%
Return After Taxes on Distributions	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A	N/A
Bloomberg US 3000 Total Return Index (reflects no deductions for fees, expenses, or taxes)	17.21%	13.09%	14.27%
Bloomberg U.S. Mid Cap Growth Index (reflects no deductions for fees, expenses, or taxes)	10.28%	6.89%	11.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management

Adviser:	Disciplined Growth Investors, Inc. (“DGI”).

Portfolio Managers:	Fred Martin, Rob Nicoski, Nick Hansen, and Jason Lima have each been a portfolio manager of the Fund since December 2025. Mr. Martin, Mr. Nicoski, Mr. Hansen, and Mr. Lima are jointly and primarily responsible for day-to-day management of the Fund’s portfolio.

Purchase and Sale of Shares

The initial investment minimum for the Fund is either:

●	$10,000 or greater as a lump sum investment, no minimum for subsequent purchases

OR

●	$100/month or greater if an automatic monthly investment is established with monthly contributions of at least $100 until the account balance reaches $10,000, and the shareholder agrees to e-delivery of account statements and transaction confirmations.

The initial investment minimum for IRA and Roth IRA accounts is either:

●	The annual maximum IRA or Roth IRA contribution amounts allowed by the IRS. As of the date of this Prospectus, the annual maximum is $7,500.

OR

●	$100/month or greater as an Automatic Investment Plan (“AIP”)

In the event that the aforementioned monthly contributions lapse prior to the account balance reaching $10,000, the Fund reserves the right to liquidate the account and return proceeds to the shareholder, provided that the Fund also may, upon satisfactory demonstration of hardship, make exceptions to the liquidation policy in the event of a lapse in monthly contributions.

Purchases, exchanges and redemptions may be made on any business day through certain broker-dealers or other financial intermediaries, the Fund’s website at www.dgifund.com, by telephone at 855-DGI-FUND (855-344-3863) or by regular mail at The DGI Fund c/o Paralel Technologies, PO Box 2170, Denver CO, 80201.

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts. See “Dividends, Distributions, and Taxes – Dividends and Distributions” for more information.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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